Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			2 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 10, 2016 USD ($) entity $ / shares shares	Jun. 10, 2016 CNY (¥) entity shares	Jun. 30, 2016 shares	Jul. 31, 2014 USD ($) item shares	Jul. 31, 2014 CNY (¥) item shares	Aug. 31, 2014 USD ($) item shareholder shares	Aug. 31, 2014 CNY (¥) item shareholder shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Ordinary shares
Price of Preferred Shares sold | ¥											¥ 17,858
Difference of the fair value of preferred shares and the fair value of ordinary shares, accounted for as deemed dividend | ¥											¥ 5,665
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO										1
Capital from issuance of stock | ¥										¥ 424,224
Ordinary shares authorized												1,500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.0001	$ 0.0001
Ordinary shares issued												300,833,124	72,267,532
Ordinary shares outstanding												300,833,124	72,267,532
DCM | Private placement
Ordinary shares
Number of affiliated entities | entity			2	2
Series C Preferred Shares
Ordinary shares
Ordinary shares held by shareholders redesignated to Preferred Shares (in shares)						1,585,256	1,585,256	5,752,212	5,752,212
Number of ordinary shareholders | shareholder								2	2
The ordinary shareholder then sold the Preferred Shares to two of the Preferred Shares subscribers (in shares)						1,585,256	1,585,256	5,752,212	5,752,212
Number of preferred shares subscribers | item						2	2	2	2
The difference of the fair value and the par value of the ordinary shares allocated to accumulated deficit | ¥							¥ 2,633		¥ 9,555
Series C Preferred Shares | Stockholders
Ordinary shares
Price of Preferred Shares sold						$ 700	4,308	$ 2,540	15,633
Series C Preferred Shares | Ordinary shareholder
Ordinary shares
Difference of the fair value of preferred shares and the fair value of ordinary shares, accounted for as deemed dividend | ¥									¥ 5,665
Number of ordinary shareholders, for whom the deemed dividend is accounted for | shareholder								2	2
Series C Preferred Shares | Founders
Ordinary shares
Difference of the fair value of preferred shares and fair value of ordinary shares, accounted as compensation expense | ¥							¥ 1,590
Class A ordinary shares
Ordinary shares
Number of shares issued (in shares)	57,189,473	57,189,473
Capital from issuance of stock	$ 72,400	¥ 477,932
Ordinary shares authorized												1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.0001
Ordinary shares issued												65,064,128
Ordinary shares outstanding												65,064,128
Class A ordinary shares | IPO
Ordinary shares
Number of shares issued (in shares)			36,000,000	36,000,000	36,000,000
Shares price (in dollars per share) | $ / shares			$ 1.27
Capital from issuance of stock			$ 45,600	¥ 300,965
Class A ordinary shares | Private placement
Ordinary shares
Number of shares issued (in shares)			15,789,473	15,789,473
Capital from issuance of stock			$ 20,000	¥ 131,610
Class A ordinary shares | Over-allotments
Ordinary shares
Number of shares issued (in shares)	5,400,000	5,400,000			5,400,000
Class A ordinary shares | DCM | Private placement
Ordinary shares
Number of shares issued (in shares)					11,842,105
Class B ordinary shares
Ordinary shares
Ordinary shares authorized												350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.0001
Ordinary shares issued												235,768,996
Ordinary shares outstanding												235,768,996
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized												150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.0001